Restricted Stock Units Activity (Detail) (Restricted Stock Units (RSUs), USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Restricted Stock Units (RSUs)
Number of RSUs
Unvested, beginning balance	1,176,611
Granted	3,196,373
Vested	(677,570)
Forfeited	(85,158)
Unvested, ending balance	3,610,256	1,176,611
Weighted-average grant date fair value
Unvested, beginning balance (in dollars per share)	$ 12.52
Granted (in dollars per share)	$ 23.27
Vested (in dollars per share)	$ 14.42
Forfeited (in dollars per share)	$ 12.56
Unvested, ending balance (in dollars per share)	$ 19.22	$ 12.52
Weighted-average remaining contractual terms (Years)
Unvested, December 31, 2014	8 years 7 months 6 days	9 years
Aggregated intrinsic value
Unvested, December 31, 2014 (in dollars)	$ 55,851	$ 27,674